Schedule of Pre-Tax Income (Loss) Effects of Cash Flow Hedges (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) reclassified into net income from OCI that were terminated or de-designated	$ 2